Segment and Geographic Information (Schedule of Revenue, by Geographical Areas) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	$ 1,319,466,033	$ 1,532,448,539	$ 1,037,665,386
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	726,011,054	847,851,860	629,329,696
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	35,256,308	39,167,752	20,814,642
Asia Pacific [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	21,243,469	32,011,201	20,334,967
Taiwan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	105,788,242	167,153,780	144,292,302
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	356,121	3,187,517	9,685,012
Mainland China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	$ 430,810,839	$ 443,076,429	$ 213,208,767